Employee Benefit Plans (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Funds	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011
Employee Benefit Plans (Additional Textual) [Abstract]
Reduced pension liabilities	$ 13.9
Reduced pension liabilities, net of income tax	8.6
Net Actuarial loss	40.8	38.6
Actuarial loss related to the decrease in the weighted average discount rate	38.2	39.1
Discount rate to determine benefit obligations	3.70%	4.60%		5.70%
Future amortized amount from accumulated other comprehensive income (loss)	3.8
Combined projected benefit obligation	326.1	295.5
Accumulated benefit obligations (ABO)	325.8	281.4
Fair value of plan assets	219.1	189.1
Curtailment losses	1.3	0.2	0.6
Expected long-term return on plan assets	7.80%
Percentage of plan liabilities represent fixed income investments	100.00%
Maturities of Long duration fixed income	Greater then ten year
Maturity of long duration indexed	Greater then ten year
Pension plans to maintain a minimum funded level	80.00%
Expected Contribution for pension plan	$ 10.1
Number of Real Estate Funds	2